UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4018

                      (Investment Company Act File Number)

                           Federated High Yield Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  2/29/08


                Date of Reporting Period:  Quarter ended 5/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED HIGH YIELD TRUST
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

  PRINCIPAL                    VALUE IN
  AMOUNT,                  U.S. DOLLARS
  FOREIGN CURRENCY
  PAR AMOUNT OR SHARES

                      CORPORATE BONDS--95.1%
                      AEROSPACE / DEFENSE--2.1%
  $   575,000         Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                        $     585,062
      675,000         DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                     683,437
      850,000     1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%,          898,875
                      4/1/2015
      325,000     1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A,             348,562
                      9.75%, 4/1/2017
      550,000         K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                588,500
    1,000,000         L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                             993,750
      850,000         L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                    833,000
      575,000         L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015                         576,437
      225,000     1,2 TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014                                                       235,125
                         TOTAL                                                                                             5,742,748
                      AUTOMOTIVE--3.3%
      525,000         Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                    496,125
    1,150,000         Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                         951,625
    1,250,000         Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.105%, 1/13/2012                              1,257,291
    1,200,000         Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                       1,181,773
      400,000         Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                     428,849
    1,100,000         Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016                                           1,093,666
    1,475,000         General Motors Corp., Deb., 7.40%, 9/1/2025                                                          1,264,812
      500,000         General Motors Corp., Note, 7.125%, 7/15/2013                                                          470,000
      500,000         General Motors Corp., Note, 8.375%, 7/15/2033                                                          467,500
      300,000         Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                            319,500
    1,050,000         United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                            1,094,625
                         TOTAL                                                                                             9,025,766
                      BUILDING MATERIALS--1.4%
      425,000         Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010                             437,452
      341,000         Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.36%, 6/15/2012                          345,689
      275,000         Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                       281,187
      375,000         Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                          393,750
      500,000         Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                468,750
      300,000         Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                              226,500
      400,000         Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                  399,000
    1,150,000     1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                             1,224,750
      200,000         Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                     208,000
                         TOTAL                                                                                             3,985,078
                      CHEMICALS--4.9%
      975,000         Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                             966,469
    1,525,000         Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                           1,570,750
      850,000         Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                     898,875
    1,300,000     1,2 Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014                                         1,407,250
    1,025,000     1,2 Invista, Unit, 9.25%, 5/1/2012                                                                       1,096,750
      603,000         Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                      658,777
      550,000         Lyondell Chemical Co., Company Guarantee, 6.875%, 6/15/2017                                            553,437
    1,025,000         Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016                                            1,114,687
      275,000     1,2 Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014                                                            288,062
      525,000     1,2 Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016                                                            560,437
    1,375,000         Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                         1,481,562
      800,000     1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                              830,000
      550,000         PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013                                                   574,750
      800,000     1,2 Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017                                      806,000
      425,000         Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                             440,953
      300,000         Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                        322,601
                         TOTAL                                                                                            13,571,360
                      CONSTRUCTION MACHINERY--0.3%
      875,000         Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                            923,125
    5,525,000       3 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2049                                                  0
                         TOTAL                                                                                               923,125
                      CONSUMER PRODUCTS--4.7%
    1,150,000         AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                         1,052,250
      276,737         AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012                                    308,562
      450,000         American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                             463,500
      675,000         American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                   692,719
      750,000         Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                              740,625
    1,000,000         Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017                                                         1,025,000
    2,700,000         Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                            2,517,750
    1,525,000         Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                   1,566,937
      575,000         Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                 569,250
    1,325,000         Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                          1,373,031
      600,000         Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                    630,000
      425,000         Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                 362,312
    1,100,000         True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                             992,750
      650,000         Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                       682,500
                         TOTAL                                                                                            12,977,186
                      ENERGY--3.2%
      975,000         Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016                                      970,125
    1,000,000         Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                       1,015,000
      275,000         Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                                   280,500
      375,000         Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                    392,812
      100,000         Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015                                       105,125
      325,000         Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017                                        344,500
      325,000         Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017                                                         330,687
      525,000     1,2 Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016                                        548,625
      250,000         Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015                                     248,750
      675,000     1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015                                    681,750
      400,000     1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                     429,000
      225,000     1,2 Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014                                              226,406
      475,000     1,2 Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017                                              480,937
      925,000         Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                899,516
      400,000         Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017                                        400,000
      500,000         Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                495,000
      400,000         Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                415,000
      450,000         Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                 472,500
                         TOTAL                                                                                             8,736,233
                      ENTERTAINMENT--1.1%
    1,350,000         Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                   1,253,812
      650,000     1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 10.07%, 4/1/2012                                        656,500
      975,000         Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                 1,040,812
                         TOTAL                                                                                             2,951,124
                      ENVIRONMENTAL--1.1%
    1,350,000         Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016                                  1,395,562
      825,000         Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017                                     844,593
      250,000         Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021                                                275,000
      488,000         Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                 545,137
                         TOTAL                                                                                             3,060,292
                      FINANCIAL INSTITUTIONS--1.8%
      700,000         American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                  691,250
    1,600,000         General Motors Acceptance Corp., 6.875%, 9/15/2011                                                   1,613,544
    1,600,000         General Motors Acceptance Corp., 8.00%, 11/1/2031                                                    1,762,717
      775,000         iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014                                    800,187
                         TOTAL                                                                                             4,867,698
                      FOOD & BEVERAGE--5.9%
    1,800,000         ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                            1,696,500
      650,000     1,2 Aramark Corp., Floating Rate Note - Sr. Note, 8.86%, 2/1/2015                                          673,562
      575,000     1,2 Aramark Corp., Sr. Note, 8.50%, 2/1/2015                                                               607,344
    1,000,000         B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                 1,022,500
      275,000     1,2 Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017                                                 278,094
      675,000         Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                  683,437
      675,000         Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                             696,094
      925,000         Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                     927,312
    1,550,000         Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                     1,557,750
      900,000     1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                           913,500
    1,075,000         Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                1,107,250
      725,000     1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                 833,750
      925,000         Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                   952,750
      800,000         Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017                                                 828,000
      675,000     1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015                     688,500
      675,000     1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017              690,187
    1,450,000         Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                           1,366,625
      650,000         Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                                                         676,000
                         TOTAL                                                                                            16,199,155
                      GAMING--5.3%
      375,000         155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                                                376,875
      325,000     1,2 Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%,             336,375
                      6/15/2015
      325,000     1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                           355,062
      625,000         Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                657,812
      400,000     1,2 Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015                                           407,000
      850,000         Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                  805,375
      900,000         Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                 942,750
    2,400,000         MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                              2,244,000
      725,000         MGM Mirage, Sr. Note, 7.50%, 6/1/2016                                                                  717,750
    1,000,000         MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                 1,051,250
      275,000         MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012                                       292,187
    2,000,000         Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                                               2,020,000
      650,000         Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                       683,312
      675,000         Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                             688,500
      675,000     1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                 698,625
      700,000         Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016                                                      726,250
      650,000     1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                    694,687
      825,000         Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                   832,219
                         TOTAL                                                                                            14,530,029
                      HEALTH CARE--8.6%
      525,000         AMR Holding Co. /Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                  582,750
      850,000         Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                           880,812
      675,000     1,2 Advanced Medical Optics, Inc., Sr. Sub. Note, 7.50%, 5/1/2017                                          669,094
    1,700,000         AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                                 1,861,500
      575,000     1,2 AmeriPath, Inc., Sr. Unsecd. Note, 10.64%, 2/15/2014                                                   579,312
      550,000         Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                          530,750
    2,950,000         CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                                             2,695,562
      875,000         CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                      977,812
      775,000         Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                                             817,625
      825,000         Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                 824,307
      725,000         HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                                 641,625
    1,225,000         HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                1,078,000
    1,825,000     1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016                                            2,005,219
    2,200,000     1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016                                           2,431,000
      875,000         National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                        971,250
      825,000         Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                      816,750
      325,000     1,2 Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                           333,937
      600,000         Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                           620,250
      500,000     1,2 United Surgical Partners International, Inc., 9.25%, 5/1/2017                                          519,375
      175,000     1,2 United Surgical Partners International, Inc., Sr. Sub. Note, 8.875%, 5/1/2017                          181,781
      200,000     1,2 Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.759%, 6/1/2015             204,000
      175,000     1,2 Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015                                     179,594
      575,000         VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                                               621,719
      800,000         Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                           842,000
      450,000         Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                            456,750
      900,000         Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                         918,000
      175,000         Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017                                                            180,250
      425,000         Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                           442,000
                         TOTAL                                                                                            23,863,024
                      INDUSTRIAL - OTHER--6.9%
    1,375,000         ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                   1,385,313
      575,000         American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                           593,688
      950,000     1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                   1,008,188
      775,000         Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017                                                       837,000
      400,000     1,2 Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017                                                      411,545
      675,000         Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                   718,875
      275,000     1,2 ESCO Corp., Floating Rate Note - Sr. Note, 9.22988%, 12/15/2013                                        287,375
      475,000     1,2 ESCO Corp., Sr. Note, 8.625%, 12/15/2013                                                               510,625
    1,225,000         Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                            1,341,375
      650,000     1,2 General Cable Corp., Floating Rate Note - Sr. Note, 7.725%, 4/1/2015                                   654,875
      325,000     1,2 General Cable Corp., Sr. Note, 7.125%, 4/1/2017                                                        330,688
      725,000         Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                 750,375
      800,000         Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                               836,000
    1,450,000     1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                             1,457,250
      625,000     1,2 Mobile Services Group, Inc./Mobile Storage Group, Inc., Sr. Note, 9.75%, 8/1/2014                      684,375
      325,000     1,2 Mueller Water Products, Inc., Sr. Sub. Note, 7.375%, 6/1/2017                                          330,116
      250,000     1,2 Neff Corp., Sr. Note, 10.00%, 6/1/2015                                                                 256,875
      900,000         Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                   954,000
      775,000     1,2 Rental Service Corp., Sr. Note, 9.50%, 12/1/2014                                                       837,000
    1,179,701         Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                 1,244,585
      575,000         Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                       589,375
      875,000         Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                      938,438
      625,000         Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015                                                    521,875
      775,000         Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                          809,875
      675,000         Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                              682,594
                         TOTAL                                                                                            18,972,280
                      LODGING--1.1%
      575,000         Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                                 577,875
      425,000         Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014                                                  435,625
      800,000         Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015                                                 801,000
      425,000         Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                      432,969
      625,000         Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013                                               641,961
      275,000         Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                               281,057
                         TOTAL                                                                                             3,170,487
                      MEDIA - CABLE--2.2%
      484,000         CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015                                                           528,770
      900,000         CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008                                                         913,500
    1,050,000         CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                                     1,064,438
    2,050,000         Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                      2,193,500
      950,000         Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014                                         1,068,750
      225,000         Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                           223,313
                         TOTAL                                                                                             5,992,271
                      MEDIA - NON-CABLE--9.4%
    1,038,768         Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                           1,106,288
      400,000         Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                  422,000
    1,175,000         CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                       1,251,375
      325,000         CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                         335,563
      100,000         DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                       97,250
    1,170,000         DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                    1,240,200
    2,134,000         Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                       2,328,728
      325,000         Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013                                                    307,125
    1,325,000         Echostar DBS Corp., Sr. Note, 6.375%, 10/1/2011                                                      1,333,281
    1,175,000     1,2 Idearc, Inc., Sr. Note, 8.00%, 11/15/2016                                                            1,223,469
    2,150,000     1,2 Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                   2,467,125
    1,300,000         Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                            1,098,500
      900,000         Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                      968,625
      425,000         Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                    425,000
      950,000         Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                    950,000
      600,000     1,2 Local TV Finance LLC/Local TV Finance Corp., Sr. Unsecd. Note, 9.25%, 6/15/2015                        615,000
      450,000     1,2 Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014                                                482,625
      825,000         PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                                                             895,125
      675,000         Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                    712,125
      800,000         R.H. Donnelley Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                    792,000
      450,000         R.H. Donnelley Corp., Sr. Disc. Note, Series W1, 6.875%, 1/15/2013                                     445,500
      850,000         R.H. Donnelley Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016                                          920,125
      475,000     1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                        535,563
      625,000     1,2 Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017                                      619,531
      325,000         Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013                                       327,438
    1,125,000         Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                        1,243,125
      225,000     1,2 Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015                                           234,000
    1,150,000     1,2 WDAC Subsidiary Corp., Sr. Note, Series 144A, 8.50%, 12/1/2014                                       1,678,909
      400,000         XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                    404,000
      459,485         Ziff Davis Media, Inc., Company Guarantee, Series B, 12.00%, 8/12/2009                                 340,019
                         TOTAL                                                                                            25,799,614
                      METALS & MINING--1.0%
      600,000     1,2 Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014                                                645,000
      500,000     1,2 Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016                                          528,125
      750,000         Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017                                       821,250
      650,000         Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015                                                     689,000
                         TOTAL                                                                                             2,683,375
                      PACKAGING--1.9%
      925,000         Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                931,938
    1,050,000         Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                              1,081,500
    1,125,000         Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                      1,181,250
    1,475,000         Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008                                                     1,495,281
      400,000     1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                        428,000
      411,058     1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                        19,073
                         TOTAL                                                                                             5,137,042
                      PAPER--1.2%
    1,350,000         Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                               1,442,813
      700,000         Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                                           719,250
       67,000         MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                 71,020
    1,000,000         NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                       1,115,000
                         TOTAL                                                                                             3,348,083
                      RESTAURANTS--0.7%
      375,000         Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                     393,750
      425,000         El Pollo Loco, Inc., Company Guarantee, 11.75%, 11/15/2013                                             469,625
      525,000         Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014                              525,000
      575,000     1,2 Seminole Hard Rock Entertainment, Inc. /Seminole Hard Rock International LLC, Sr. Secd. Note,          592,250
                      7.85%, 3/15/2014
                         TOTAL                                                                                             1,980,625
                      RETAILERS--3.3%
      250,000         AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014                                                  253,750
      500,000         AutoNation, Inc., Floating Rate Note - Sr. Note, 7.36%, 4/15/2013                                      507,500
    1,000,000     1,2 Claire's Stores, Inc., Sr. Sub. Note, 10.50%, 6/1/2017                                                 983,750
    1,300,000         Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                        1,352,000
    1,191,000         FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                           1,199,933
      700,000     1,2 General Nutrition Center, Floating Rate Note - Sr. Note, 9.796%, 3/15/2014                             707,000
    1,375,000         NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                           1,268,438
      800,000         Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                              810,000
      275,000     1,2 The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015                                                282,563
      925,000     1,2 The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017                                           950,438
      675,000     1,2 United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016                                              685,125
                         TOTAL                                                                                             9,000,497
                      SERVICES--0.7%
    1,250,000     1,2 West Corp., Company Guarantee, 11.00%, 10/15/2016                                                    1,359,375
      575,000     1,2 West Corp., Sr. Note, 9.50%, 10/15/2014                                                                608,063
                         TOTAL                                                                                             1,967,438
                      TECHNOLOGY--5.2%
    1,075,000         Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                             1,080,375
      375,000     1,2 CHR Intermediate Holding Corp., Floating Rate Note - Sr. Note, 12.61%, 6/1/2013                        373,125
      700,000     1,2 Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014                                                     770,000
      475,000         Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                                                498,750
      525,000         Deluxe Corp., 5.125%, 10/1/2014                                                                        464,625
      100,000     1,2 Deluxe Corp., Sr. Note, 7.375%, 6/1/2015                                                               102,000
      675,000     1,2 Firestone Acquisition Corp., Sr. Note, 8.875%, 12/15/2014                                              679,219
      475,000         MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                         351,500
    1,075,000     1,2 Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015                                                 1,120,688
      800,000         SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                               878,000
      950,000         SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                            1,078,250
      850,000         Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                            844,688
      422,000         Smart Modular Technologies, Inc., Sr. Secd. Note, 10.85%, 4/1/2012                                     445,210
    1,250,000         SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                   1,334,375
    1,025,000         SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                              1,126,219
    1,425,000         UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                                           1,559,487
    1,175,000         Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                              1,252,918
      350,000         Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                        357,813
                         TOTAL                                                                                            14,317,242
                      TEXTILE--0.2%
      675,000         Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                       719,719
                      TOBACCO--0.5%
    1,225,000         Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                             1,345,807
                      TRANSPORTATION--0.9%
    4,950,000       3 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 12/31/2049                                             0
      725,000         Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                783,906
    1,150,000         Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                         1,303,813
      325,000         Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                   328,250
    3,125,000       3 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2049                                                    0
                         TOTAL                                                                                             2,415,969
                      UTILITY - ELECTRIC--4.8%
      250,000         CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                         260,616
      225,000         CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                           231,970
      950,000     1,2 Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019                                                       945,250
      775,000     1,2 Edison Mission Energy, Sr. Note, 7.00%, 5/15/2017                                                      775,969
    1,825,000         Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                    1,907,125
      372,360     1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                      364,447
      325,000         NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                            334,750
      850,000         NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017                                                          885,063
    1,500,000         NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                         1,560,000
      125,000         Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                          128,643
    1,072,000         Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013                                                        1,157,096
      375,000         Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                               373,746
      475,000         Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018                                    489,617
      300,000         Northwestern Corp., Note, 5.875%, 11/1/2014                                                            293,963
    1,850,000         PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                    2,013,229
      625,000         Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                        635,291
      275,000         TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                           287,784
      675,000         TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014                                                       602,450
                         TOTAL                                                                                            13,247,009
                      UTILITY - NATURAL GAS--6.0%
    1,225,000         AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                    1,246,438
      875,000         El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                               964,079
    1,950,000         El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                                   2,069,859
    1,425,000         Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                  1,385,813
      975,000         Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                970,125
      200,000         Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                 198,513
      750,000         Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                783,383
      850,000     1,2 Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013                                       887,188
      800,000         Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                        809,735
      800,000         Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                 810,000
    1,300,000         Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                      1,582,650
      850,000         Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                      935,050
      925,000         Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                         1,049,875
      250,000         Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016                                    257,500
    2,475,000         Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                         2,728,688
                         TOTAL                                                                                            16,678,896
                      WIRELESS COMMUNICATIONS--3.1%
      300,000         Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.10%, 1/1/2013                             316,875
      700,000         Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                            763,000
      650,000     1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                693,063
      575,000     1,2 Digicel Ltd., Sr. Note, 9.875%, 1/15/2015                                                              566,375
      675,000     1,2 MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                    718,875
      400,000     1,2 MetroPCS Wireless, Inc., Sr. Note, 9.875%, 11/1/2014                                                   423,500
    1,400,000         Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013                                  1,424,122
    1,750,000         Rogers Wireless, Inc., 6.375%, 3/1/2014                                                              1,797,721
      150,000         Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012                                               160,128
      575,000         Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                608,121
      925,000         US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                  1,007,049
                         TOTAL                                                                                             8,478,829
                      WIRELINE COMMUNICATIONS--2.3%
      950,000         Citizens Communications Co., 9.00%, 8/15/2031                                                        1,033,125
    3,575,000         Qwest Corp., Note, 8.875%, 3/15/2012                                                                 3,941,437
      725,000         Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                       777,768
      475,000         Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                           521,313
                         TOTAL                                                                                             6,273,643
                         TOTAL CORPORATE BONDS                                                                           261,961,644
                         (IDENTIFIED COST $267,530,089)
                      COMMON STOCKS & WARRANTS--0.7%
                      CHEMICALS--0.4%
          395       3 General Chemical Industrial Products, Inc.                                                             569,140
          228       3 General Chemical Industrial Products, Inc., Warrants                                                   283,958
          169       3 General Chemical Industrial Products, Inc., Warrants                                                   179,958
                         TOTAL                                                                                             1,033,056
                      INDUSTRIAL - OTHER--0.1%
      214,806     1,3 ACP Holdings Corp., Warrants                                                                           263,137
                      MEDIA - CABLE--0.1%
       12,520         Virgin Media, Inc.                                                                                     324,518
                      MEDIA - NON-CABLE--0.1%
        1,375     1,3 Advanstar, Inc., Warrants                                                                              123,750
        2,200       3 XM Satellite Radio, Inc., Warrants                                                                       4,675
       22,000       3 Ziff Davis Media, Inc., Warrants                                                                           220
                         TOTAL                                                                                               128,645
                      METALS & MINING--0.0%
      138,395     1,3 Royal Oak Mines, Inc.                                                                                    2,145
                      OTHER--0.0%
          469     1,3 CVC Claims Litigation LLC                                                                                    0
                      PACKAGING--0.0%
            5     1,3 Pliant Corp.                                                                                                 0
       45,000     1,3 Russell Stanley Holdings, Inc.                                                                               0
                         TOTAL                                                                                                     0
                      PAPER--0.0%
        4,673       3 Smurfit Kappa Group PLC                                                                                118,524
                         TOTAL COMMON STOCKS & WARRANTS                                                                    1,870,025
                         (IDENTIFIED COST $6,893,131)
                      PREFERRED STOCK--0.0%
                      MEDIA - NON-CABLE--0.0%
          120       3 Ziff Davis Media, Inc., PIK Pfd., Series E-1                                                             3,000
                      (IDENTIFIED COST $0)
                      MUTUAL FUND--1.9%
    5,179,519 4,5 Prime Value Obligations Fund, Institutional Shares, 5.24% (AT NET ASSET VALUE)                           5,179,519
                         TOTAL INVESTMENTS - 97.7%                                                                       269,014,188
                         (IDENTIFIED COST $279,602,739)6
                         OTHER ASSETS AND LIABILITIES -NET - 2.3%                                                          6,311,974
                         TOTAL NET ASSETS - 100%                                                                       $ 275,326,162

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $56,221,654, which represented 20.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At May 31, 2007, these liquid restricted securities amounted to $55,813,549, which represented 20.3% of total net assets.

3    Non-income producing security.

4    Affiliated company.

5    7-Day net yield.

6 At May 31, 2007, the cost of investments for federal tax purposes was $279,955,213. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $10,941,025. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,178,520 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,119,545.


Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.


INVESTMENT VALUATION


Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.



RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at May 31, 2007, is as follows:

SECURITY                                ACQUISITION DATE        ACQUISITION COST

ACP Holdings Corp., Warrants            9/24/2003              $               0
Advanstar, Inc., Warrants               2/14/2001                   $    112,987
CVC Claims Litigation LLC               3/26/1997-8/19/1997          $ 4,646,903
Pliant Corp.                            7/18/2006              $               0
Royal Oaks Mines, Inc.                  6/30/1998 - 2/24/1999      $      15,376
Russell Stanley Holdings, Inc.,
   Sr. Sub. Note, 9.00%, 11/30/2008     2/5/1999 - 5/15/2005         $ 2,121,618
Russell Stanley Holdings, Inc.          11/9/2001             $                0



The following acronym is used throughout this portfolio:

 PIK --Payment in Kind






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED HIGH YIELD TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JULY 19, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007